SIGNIFICANT ACQUISITIONS	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACQUISITIONS [Abstract]
SIGNIFICANT ACQUISITIONS

NOTE 5 - SIGNIFICANT ACQUISITIONS

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Effective  June 30,  2013,  the  Company  acquired a 37.5%  working  interest in certain  oil  and  gas  properties  located  in  Louisiana  and  Texas  totaling approximately  1955.41 gross acres in exchange for $1,900,000 in cash as part of a purchase sale and participation agreement dated February 27, 2013 to acquire a total of 75% working  interest in the  properties  as well as  participate  in a development  program that  includes the drilling and  completion  of  additional wells.  This acquisition is subject to a reversionary  event whereby the Company must acquire on September 1, 2013, the remaining  37.5% of the working  interest in the  properties for $1,900,000 in cash or the Company must revert back to the

Seller  the  37.5%  working  interest  acquired  effective  June 30,  2013.  The acquisition  was accounted for using the  acquisition  method in accordance with guidance provided in ASC Topic 805.

The following  table presents the allocation of the purchase price to the assets acquired and liabilities assumed, based on their fair values at June 30, 2013:

                  Purchase price:

                  Oil and gas properties               $      1,900,000

                  Liabilities assumed                  $              0

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                  Total consideration                  $      1,900,000

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